Redeemable Convertible Preference Shares - Schedule of Preference Shares Activities (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 MYR (RM) shares	Dec. 23, 2024 USD ($) shares	Mar. 15, 2024 shares
Schedule of Preference Shares Activities [Line Items]
Beginning balance Amount	RM 6,483,536		RM 2,500,000
Issuance of Amount	7,989,890		7,442,953
Conversion of Amount	(4,389,989)
Redemption of Amount			(3,000,000)
Equity component of Amount	(321,679)		(459,417)
Foreign exchange loss	(171,388)
Ending balance Amount	9,590,370	$ 2,145,737	6,483,536
Ending balance Shares (in Shares) | shares				3,556	1,030,494
Ending balance Amount (in Dollars)	RM 9,590,370		RM 6,483,536	$ 2,145,737
Agroz Inc. RCPS [Member]
Schedule of Preference Shares Activities [Line Items]
Beginning balance Shares (in Shares) | shares	604,870	604,870
Beginning balance Amount	RM 6,483,536
Issuance of Shares (in Shares) | shares	714,979	714,979	604,870
Issuance of Amount	RM 7,989,890		RM 6,942,953
Conversion of Shares (in Shares) | shares	(419,929)	(419,929)
Conversion of Amount	RM (4,389,989)
Redemption of Shares (in Shares) | shares
Redemption of Amount
Equity component of Shares (in Shares) | shares
Equity component of Amount	RM (321,679)		RM (459,417)
Foreign exchange loss	RM (171,388)
Ending balance Shares (in Shares) | shares	899,920	899,920	604,870
Ending balance Amount	RM 9,590,370	$ 2,145,737	RM 6,483,536
Ending balance Shares (in Shares) | shares	899,920		604,870
Ending balance Amount (in Dollars)	RM 9,590,370		RM 6,483,536
Agroz Group RCPS [Member]
Schedule of Preference Shares Activities [Line Items]
Beginning balance Shares (in Shares) | shares			2,500,000
Beginning balance Amount			RM 2,500,000
Issuance of Shares (in Shares) | shares			500,000
Issuance of Amount			RM 500,000
Conversion of Shares (in Shares) | shares
Conversion of Amount
Redemption of Shares (in Shares) | shares			(3,000,000)
Redemption of Amount			RM (3,000,000)
Equity component of Shares (in Shares) | shares
Equity component of Amount
Foreign exchange loss
Ending balance Shares (in Shares) | shares
Ending balance Amount
Ending balance Shares (in Shares) | shares
Ending balance Amount (in Dollars)